LEASE - Schedule of Estimated Annual Amortization Expenses (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2024	¥ 9,627	$ 1,356
2025	9,627	1,356
2026	9,627	1,356
2027	9,627	1,356
2028	¥ 9,627	$ 1,356